Quarterly Holdings Report
for
Fidelity® Short Duration High Income Fund
July 31, 2023
SDH-NPRT1-0923
1.969439.109
Corporate Bonds - 80.9%
	Principal Amount (a)	Value ($)
Convertible Bonds - 0.8%
Broadcasting - 0.8%
DISH Network Corp. 3.375% 8/15/26	7,300,000	4,047,850
Nonconvertible Bonds - 80.1%
Aerospace - 5.2%
Bombardier, Inc.:
6% 2/15/28 (b)	125,000	117,524
7.125% 6/15/26 (b)	4,000,000	3,952,004
7.875% 4/15/27 (b)	1,000,000	996,703
Howmet Aerospace, Inc.:
5.9% 2/1/27	1,255,000	1,266,387
6.875% 5/1/25	3,708,000	3,764,718
Rolls-Royce PLC 5.75% 10/15/27 (b)	1,300,000	1,281,441
Spirit Aerosystems, Inc. 7.5% 4/15/25 (b)	1,750,000	1,749,212
TransDigm, Inc.:
5.5% 11/15/27	3,335,000	3,159,913
6.25% 3/15/26 (b)	7,365,000	7,325,330
6.75% 8/15/28 (b)	2,935,000	2,943,758
7.5% 3/15/27	25,000	24,990
		26,581,980
Air Transportation - 2.1%
American Airlines, Inc. 7.25% 2/15/28 (b)	380,000	377,263
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. 5.5% 4/20/26 (b)	5,775,000	5,688,445
Rand Parent LLC 8.5% 2/15/30 (b)	1,570,000	1,476,292
United Airlines, Inc. 4.375% 4/15/26 (b)	3,600,000	3,408,616
Western Global Airlines LLC 10.375% 8/15/25 (b)	250,000	1,250
		10,951,866
Automotive & Auto Parts - 2.1%
Clarios Global LP / Clarios U.S. Finance Co. 6.75% 5/15/28 (b)	505,000	507,254
Ford Motor Credit Co. LLC:
2.3% 2/10/25	540,000	506,337
3.375% 11/13/25	7,700,000	7,199,328
4.687% 6/9/25	455,000	441,067
5.125% 6/16/25	250,000	243,413
7.35% 11/4/27	1,420,000	1,455,182
Macquarie AirFinance Holdings 8.375% 5/1/28 (b)	600,000	610,914
Real Hero Merger Sub 2 6.25% 2/1/29 (b)	30,000	24,201
		10,987,696
Banks & Thrifts - 0.7%
Ally Financial, Inc.:
3.875% 5/21/24	970,000	950,116
5.75% 11/20/25	1,895,000	1,837,605
VistaJet Malta Finance PLC / XO Management Holding, Inc. 7.875% 5/1/27 (b)	1,035,000	959,670
		3,747,391
Broadcasting - 2.2%
Clear Channel Outdoor Holdings, Inc. 5.125% 8/15/27 (b)	1,000,000	918,251
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.375% (b)(c)	410,000	12,813
DISH Network Corp. 11.75% 11/15/27 (b)	3,030,000	3,049,931
iHeartCommunications, Inc. 4.75% 1/15/28 (b)	1,400,000	1,076,245
Sirius XM Radio, Inc. 3.125% 9/1/26 (b)	5,395,000	4,867,909
Univision Communications, Inc. 6.625% 6/1/27 (b)	1,375,000	1,337,828
		11,262,977
Building Materials - 0.2%
Advanced Drain Systems, Inc. 5% 9/30/27 (b)	245,000	233,988
Beacon Roofing Supply, Inc. 6.5% 8/1/30 (b)	545,000	546,363
Global Infrastructure Solutions, Inc. 5.625% 6/1/29 (b)	185,000	155,775
SRS Distribution, Inc. 4.625% 7/1/28 (b)	95,000	86,009
		1,022,135
Cable/Satellite TV - 3.3%
CCO Holdings LLC/CCO Holdings Capital Corp. 5.125% 5/1/27 (b)	6,550,000	6,145,197
CSC Holdings LLC 5.25% 6/1/24	3,900,000	3,635,770
DISH DBS Corp.:
5.25% 12/1/26 (b)	2,400,000	1,965,613
5.875% 11/15/24	3,100,000	2,845,825
7.75% 7/1/26	650,000	420,225
Radiate Holdco LLC/Radiate Financial Service Ltd. 4.5% 9/15/26 (b)	1,595,000	1,296,152
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (b)	800,000	731,360
		17,040,142
Capital Goods - 0.6%
Vertical U.S. Newco, Inc. 5.25% 7/15/27 (b)	3,525,000	3,296,415
Chemicals - 2.9%
Compass Minerals International, Inc. 6.75% 12/1/27 (b)	580,000	565,029
INEOS Finance PLC 6.75% 5/15/28 (b)	1,485,000	1,416,616
INEOS Quattro Finance 2 PLC 3.375% 1/15/26 (b)	250,000	227,249
Kobe U.S. Midco 2, Inc. 9.25% 11/1/26 pay-in-kind (b)(d)	170,000	119,000
LSB Industries, Inc. 6.25% 10/15/28 (b)	1,990,000	1,826,820
Methanex Corp. 5.125% 10/15/27	700,000	660,467
NOVA Chemicals Corp.:
4.875% 6/1/24 (b)	300,000	292,452
5% 5/1/25 (b)	3,205,000	3,077,802
5.25% 6/1/27 (b)	1,100,000	990,684
Rhodia Acetow Management GmbH 10.5% 2/15/27 (b)	130,000	128,053
SCIH Salt Holdings, Inc. 4.875% 5/1/28 (b)	1,705,000	1,525,501
SPCM SA 3.125% 3/15/27 (b)	395,000	354,320
The Chemours Co. LLC 5.375% 5/15/27	2,900,000	2,759,777
Tronox, Inc. 4.625% 3/15/29 (b)	920,000	762,660
W.R. Grace Holding LLC 7.375% 3/1/31 (b)	180,000	179,258
		14,885,688
Consumer Products - 1.3%
Coty, Inc. 5% 4/15/26 (b)	3,000,000	2,894,854
Gannett Holdings LLC 6% 11/1/26 (b)	75,000	64,556
Mattel, Inc. 5.875% 12/15/27 (b)	1,210,000	1,186,481
Newell Brands, Inc. 4.7% 4/1/26	1,800,000	1,708,558
Tempur Sealy International, Inc. 4% 4/15/29 (b)	865,000	749,792
		6,604,241
Containers - 3.0%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.125% 8/15/26 (b)	610,000	571,461
5.25% 8/15/27 (b)	500,000	429,120
5.25% 8/15/27 (b)	3,000,000	2,574,722
Ball Corp.:
4% 11/15/23	400,000	396,000
5.25% 7/1/25	1,900,000	1,883,352
Berry Global, Inc. 4.875% 7/15/26 (b)	1,175,000	1,136,237
BWAY Holding Co.:
7.875% 8/15/26 (b)	2,425,000	2,418,456
9.25% 4/15/27 (b)	550,000	510,977
Owens-Brockway Glass Container, Inc. 7.25% 5/15/31 (b)	750,000	762,165
Sealed Air Corp./Sealed Air Cor 6.125% 2/1/28 (b)	515,000	512,687
Trivium Packaging Finance BV:
5.5% 8/15/26 (b)	220,000	209,719
8.5% 8/15/27 (b)	4,050,000	3,895,951
		15,300,847
Diversified Financial Services - 3.1%
Cargo Aircraft Management, Inc. 4.75% 2/1/28 (b)	225,000	199,688
Freedom Mortgage Corp. 6.625% 1/15/27 (b)	250,000	219,959
GGAM Finance Ltd. 7.75% 5/15/26 (b)	1,240,000	1,249,734
Hightower Holding LLC 6.75% 4/15/29 (b)	400,000	349,978
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.75% 9/15/24	1,840,000	1,780,024
5.25% 5/15/27	3,535,000	3,110,800
6.25% 5/15/26	2,025,000	1,898,615
Navient Corp.:
6.125% 3/25/24	2,000,000	1,992,998
6.75% 6/15/26	250,000	243,750
OneMain Finance Corp.:
3.5% 1/15/27	235,000	203,176
6.125% 3/15/24	750,000	748,079
6.875% 3/15/25	4,090,000	4,076,418
		16,073,219
Diversified Media - 0.3%
Advantage Sales & Marketing, Inc. 6.5% 11/15/28 (b)	1,660,000	1,444,200
Energy - 13.5%
Berry Petroleum Co. LLC 7% 2/15/26 (b)	100,000	95,159
Buckeye Partners LP:
4.125% 3/1/25 (b)	1,400,000	1,347,500
4.125% 12/1/27	1,400,000	1,267,000
California Resources Corp. 7.125% 2/1/26 (b)	250,000	251,875
Calumet Specialty Products Partners LP/Calumet Finance Corp.:
9.75% 7/15/28 (b)	865,000	862,909
11% 4/15/25 (b)	5,000	5,150
Centennial Resource Production LLC 5.875% 7/1/29 (b)	3,570,000	3,391,500
Cheniere Energy, Inc. 4.625% 10/15/28	1,700,000	1,595,376
Chesapeake Energy Corp. 5.5% 2/1/26 (b)	505,000	497,128
Chord Energy Corp. 6.375% 6/1/26 (b)	100,000	99,241
Citgo Holding, Inc. 9.25% 8/1/24 (b)	2,650,000	2,650,000
Citgo Petroleum Corp. 6.375% 6/15/26 (b)	1,450,000	1,406,500
Comstock Resources, Inc. 6.75% 3/1/29 (b)	120,000	111,932
Continental Resources, Inc. 2.268% 11/15/26 (b)	300,000	268,457
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
6% 2/1/29 (b)	2,760,000	2,601,300
7.375% 2/1/31 (b)	525,000	523,668
CrownRock LP/CrownRock Finance, Inc. 5.625% 10/15/25 (b)	2,300,000	2,265,500
CVR Energy, Inc. 5.25% 2/15/25 (b)	1,615,000	1,568,442
DCP Midstream Operating LP 5.375% 7/15/25	1,400,000	1,390,912
Delek Logistics Partners LP 7.125% 6/1/28 (b)	80,000	74,000
Energy Ventures GoM LLC / EnVen Finance Corp. 11.75% 4/15/26 (b)	82,000	84,870
EnLink Midstream Partners LP 4.85% 7/15/26	1,400,000	1,360,520
EQM Midstream Partners LP:
6% 7/1/25 (b)	147,000	145,947
7.5% 6/1/27 (b)	2,550,000	2,587,962
EQT Corp. 3.125% 5/15/26 (b)	500,000	463,000
Genesis Energy LP/Genesis Energy Finance Corp. 8% 1/15/27	1,145,000	1,126,860
Gulfport Energy Corp. 8% 5/17/26	100,000	100,982
Hess Midstream Partners LP 5.625% 2/15/26 (b)	2,450,000	2,413,250
Holly Energy Partners LP/Holly Energy Finance Corp. 6.375% 4/15/27 (b)	105,000	104,585
Magnolia Oil & Gas Operating LLC 6% 8/1/26 (b)	1,300,000	1,274,000
Mesquite Energy, Inc. 7.25% (b)(c)(e)	135,000	0
Murphy Oil Corp. 5.75% 8/15/25	64,000	63,024
Nabors Industries, Inc. 5.75% 2/1/25	2,550,000	2,499,000
New Fortress Energy, Inc.:
6.5% 9/30/26 (b)	3,815,000	3,500,481
6.75% 9/15/25 (b)	1,290,000	1,228,483
NGL Energy Operating LLC/NGL Energy Finance Corp. 7.5% 2/1/26 (b)	1,450,000	1,436,752
Northern Oil & Gas, Inc. 8.75% 6/15/31 (b)	760,000	765,736
NuStar Logistics LP 6% 6/1/26	400,000	393,665
Occidental Petroleum Corp.:
5.875% 9/1/25	5,250,000	5,259,980
6.95% 7/1/24	424,000	426,862
8.5% 7/15/27	2,000,000	2,169,200
PBF Holding Co. LLC/PBF Finance Corp. 7.25% 6/15/25	350,000	349,125
PDC Energy, Inc. 5.75% 5/15/26	1,750,000	1,759,975
Precision Drilling Corp. 7.125% 1/15/26 (b)	1,660,000	1,644,844
Range Resources Corp. 4.875% 5/15/25	1,250,000	1,226,725
Seadrill Finance Ltd.:
8.375% 8/1/30 (b)	230,000	234,025
8.375% 8/1/30 (b)(f)	200,000	204,140
SM Energy Co. 6.625% 1/15/27	1,156,000	1,136,956
Southwestern Energy Co. 5.7% 1/23/25 (g)	1,128,000	1,118,109
Sunnova Energy Corp. 5.875% 9/1/26 (b)	2,210,000	1,983,657
Sunoco LP/Sunoco Finance Corp.:
5.875% 3/15/28	960,000	933,707
6% 4/15/27	1,010,000	1,001,645
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp. 6% 3/1/27 (b)	2,000,000	1,895,267
Transocean, Inc. 8.75% 2/15/30 (b)	650,000	674,850
U.S.A. Compression Partners LP 6.875% 4/1/26	1,500,000	1,486,505
Venture Global Calcasieu Pass LLC 6.25% 1/15/30 (b)	715,000	699,143
Western Gas Partners LP 4.65% 7/1/26	3,500,000	3,395,873
		69,423,254
Entertainment/Film - 0.7%
Live Nation Entertainment, Inc. 4.75% 10/15/27 (b)	3,900,000	3,622,125
Environmental - 0.4%
Clean Harbors, Inc. 6.375% 2/1/31 (b)	210,000	211,004
Madison IAQ LLC 4.125% 6/30/28 (b)	1,900,000	1,691,801
		1,902,805
Food & Drug Retail - 1.0%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
3.25% 3/15/26 (b)	4,600,000	4,275,413
6.5% 2/15/28 (b)	985,000	981,129
		5,256,542
Food/Beverage/Tobacco - 1.2%
Performance Food Group, Inc. 5.5% 10/15/27 (b)	1,100,000	1,065,126
Pilgrim's Pride Corp. 5.875% 9/30/27 (b)	1,700,000	1,681,476
Post Holdings, Inc.:
5.625% 1/15/28 (b)	1,625,000	1,570,302
5.75% 3/1/27 (b)	596,000	584,059
Turning Point Brands, Inc. 5.625% 2/15/26 (b)	100,000	92,968
U.S. Foods, Inc. 6.25% 4/15/25 (b)	1,275,000	1,278,212
United Natural Foods, Inc. 6.75% 10/15/28 (b)	95,000	79,139
		6,351,282
Gaming - 4.7%
Affinity Gaming LLC 6.875% 12/15/27 (b)	1,030,000	911,221
Boyd Gaming Corp. 4.75% 12/1/27	1,300,000	1,224,317
Caesars Entertainment, Inc.:
6.25% 7/1/25 (b)	4,950,000	4,923,048
8.125% 7/1/27 (b)	900,000	923,106
Caesars Resort Collection LLC 5.75% 7/1/25 (b)	495,000	499,998
Carnival Corp. 10.5% 6/1/30 (b)	245,000	259,169
Churchill Downs, Inc.:
4.75% 1/15/28 (b)	1,300,000	1,201,692
6.75% 5/1/31 (b)	495,000	483,813
Golden Entertainment, Inc. 7.625% 4/15/26 (b)	500,000	499,813
International Game Technology PLC 4.125% 4/15/26 (b)	2,200,000	2,086,397
Las Vegas Sands Corp. 3.5% 8/18/26	1,100,000	1,028,463
Melco Resorts Finance Ltd. 5.25% 4/26/26 (b)	200,000	187,506
Ontario Gaming GTA LP 8% 8/1/30 (b)(f)	275,000	277,750
Raptor Acquisition Corp. / Raptor Co-Issuer LLC 4.875% 11/1/26 (b)	95,000	89,066
Scientific Games Corp. 7% 5/15/28 (b)	1,000,000	996,400
Studio City Finance Ltd. 5% 1/15/29 (b)	225,000	171,844
VICI Properties LP / VICI Note Co.:
3.5% 2/15/25 (b)	3,715,000	3,567,180
4.625% 6/15/25 (b)	300,000	291,279
5.625% 5/1/24 (b)	1,000,000	994,745
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
5.25% 5/15/27 (b)	900,000	855,382
5.5% 3/1/25 (b)	2,800,000	2,747,257
		24,219,446
Healthcare - 4.6%
1375209 BC Ltd. 9% 1/30/28 (b)	562,000	563,404
Bausch Health Companies, Inc.:
11% 9/30/28 (b)	2,600,000	1,916,854
14% 10/15/30 (b)	197,000	124,660
Centene Corp. 3% 10/15/30	585,000	488,625
Community Health Systems, Inc.:
5.625% 3/15/27 (b)	6,050,000	5,383,266
6.875% 4/15/29 (b)	750,000	497,069
HCA Holdings, Inc. 5.875% 2/15/26	1,750,000	1,754,875
IQVIA, Inc. 5% 5/15/27 (b)	4,500,000	4,339,360
Molina Healthcare, Inc. 3.875% 5/15/32 (b)	235,000	196,043
Organon & Co. / Organon Foreign Debt Co-Issuer BV 4.125% 4/30/28 (b)	1,500,000	1,344,212
Owens & Minor, Inc. 4.5% 3/31/29 (b)	65,000	55,889
RP Escrow Issuer LLC 5.25% 12/15/25 (b)	200,000	136,367
Surgery Center Holdings, Inc. 6.75% 7/1/25 (b)	877,000	873,711
Tenet Healthcare Corp. 5.125% 11/1/27	6,200,000	5,887,474
		23,561,809
Homebuilders/Real Estate - 2.8%
Brookfield Property REIT, Inc./BPR Nimbus LLC/BPR Cumulus LLC/GGSI Sellco LLC 5.75% 5/15/26 (b)	1,050,000	985,071
MPT Operating Partnership LP/MPT Finance Corp.:
5% 10/15/27	1,700,000	1,489,236
5.25% 8/1/26	4,000,000	3,681,669
Railworks Holdings LP 8.25% 11/15/28 (b)	230,000	216,859
Service Properties Trust:
4.35% 10/1/24	400,000	384,038
7.5% 9/15/25	3,000,000	2,965,054
Starwood Property Trust, Inc. 4.75% 3/15/25	1,500,000	1,447,901
Uniti Group LP / Uniti Group Finance, Inc.:
4.75% 4/15/28 (b)	2,700,000	2,252,375
6.5% 2/15/29 (b)	1,400,000	973,889
		14,396,092
Insurance - 0.4%
Acrisure LLC / Acrisure Finance, Inc. 7% 11/15/25 (b)	1,920,000	1,854,080
Alliant Holdings Intermediate LLC 6.75% 10/15/27 (b)	30,000	28,416
Enact Holdings, Inc. 6.5% 8/15/25 (b)	200,000	198,007
		2,080,503
Leisure - 3.7%
Carnival Corp. 7.625% 3/1/26 (b)	6,580,000	6,491,265
NCL Corp. Ltd.:
5.875% 3/15/26 (b)	400,000	378,503
5.875% 2/15/27 (b)	2,025,000	1,972,001
Royal Caribbean Cruises Ltd.:
5.375% 7/15/27 (b)	120,000	114,099
5.5% 8/31/26 (b)	3,885,000	3,725,877
5.5% 4/1/28 (b)	1,600,000	1,507,999
7.25% 1/15/30 (b)	445,000	449,813
11.625% 8/15/27 (b)	1,500,000	1,637,783
Six Flags Entertainment Corp. 5.5% 4/15/27 (b)	1,500,000	1,413,750
Viking Cruises Ltd. 9.125% 7/15/31 (b)	1,000,000	1,028,200
		18,719,290
Metals/Mining - 1.6%
Arsenal AIC Parent LLC 8% 10/1/30 (b)(f)	310,000	316,200
Cleveland-Cliffs, Inc. 6.75% 4/15/30 (b)	495,000	481,534
First Quantum Minerals Ltd. 6.875% 3/1/26 (b)	2,610,000	2,555,973
Howmet Aerospace, Inc. 5.125% 10/1/24	214,000	211,899
HudBay Minerals, Inc. 4.5% 4/1/26 (b)	2,355,000	2,233,197
Novelis Corp. 3.25% 11/15/26 (b)	2,550,000	2,317,129
		8,115,932
Paper - 0.5%
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC 6% 6/15/27 (b)	2,500,000	2,467,079
Restaurants - 0.8%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
3.875% 1/15/28 (b)	1,800,000	1,648,493
5.75% 4/15/25 (b)	1,000,000	993,850
Garden SpinCo Corp. 8.625% 7/20/30 (b)	55,000	59,358
Yum! Brands, Inc. 3.875% 11/1/23	1,225,000	1,216,709
		3,918,410
Services - 4.6%
AECOM 5.125% 3/15/27	2,505,000	2,418,210
APX Group, Inc. 6.75% 2/15/27 (b)	1,505,000	1,467,375
Aramark Services, Inc. 5% 4/1/25 (b)	2,800,000	2,758,224
Brand Energy & Infrastructure Services, Inc. 10.375% 8/1/30 (b)	2,065,000	2,106,341
CoreCivic, Inc.:
4.75% 10/15/27	35,000	30,848
8.25% 4/15/26	1,050,000	1,057,956
CoreLogic, Inc. 4.5% 5/1/28 (b)	1,615,000	1,328,338
Diebold Nixdorf, Inc. 9.375% (b)(c)	103,000	18,798
Iron Mountain, Inc. 4.875% 9/15/27 (b)	1,300,000	1,219,348
Life Time, Inc. 5.75% 1/15/26 (b)	1,125,000	1,102,816
Neptune BidCo U.S., Inc. 9.29% 4/15/29 (b)	960,000	883,060
PowerTeam Services LLC 9.033% 12/4/25 (b)	120,000	112,822
Prime Securities Services Borrower LLC/Prime Finance, Inc. 5.75% 4/15/26 (b)	2,350,000	2,303,972
Sabre GLBL, Inc. 7.375% 9/1/25 (b)	2,200,000	1,985,500
United Rentals North America, Inc. 3.875% 11/15/27	1,500,000	1,392,944
WASH Multifamily Acquisition, Inc. 5.75% 4/15/26 (b)	3,440,000	3,200,704
		23,387,256
Super Retail - 1.6%
At Home Group, Inc. 4.875% 7/15/28 (b)	60,000	34,050
Carvana Co.:
4.875% 9/1/29 (b)	80,000	49,600
5.5% 4/15/27 (b)	200,000	146,567
5.875% 10/1/28 (b)	115,000	69,702
EG Global Finance PLC:
6.75% 2/7/25 (b)	3,417,000	3,355,942
8.5% 10/30/25 (b)	741,000	733,746
Hanesbrands, Inc. 4.875% 5/15/26 (b)	2,400,000	2,250,142
Staples, Inc. 7.5% 4/15/26 (b)	1,900,000	1,569,674
Upbound Group, Inc. 6.375% 2/15/29 (b)	30,000	27,525
		8,236,948
Technology - 3.2%
Camelot Finance SA 4.5% 11/1/26 (b)	2,600,000	2,452,373
CommScope, Inc. 6% 3/1/26 (b)	2,100,000	1,926,780
GrafTech Global Enterprises, Inc. 9.875% 12/15/28 (b)	450,000	457,101
MicroStrategy, Inc. 6.125% 6/15/28 (b)	85,000	76,084
Open Text Corp. 3.875% 2/15/28 (b)	1,700,000	1,512,137
Qorvo, Inc. 4.375% 10/15/29	1,350,000	1,238,379
Seagate HDD Cayman 8.25% 12/15/29 (b)	465,000	487,380
Sensata Technologies BV 5% 10/1/25 (b)	2,300,000	2,242,121
SS&C Technologies, Inc. 5.5% 9/30/27 (b)	2,000,000	1,932,161
Uber Technologies, Inc. 7.5% 9/15/27 (b)	2,500,000	2,551,755
Veritas U.S., Inc./Veritas Bermuda Ltd. 7.5% 9/1/25 (b)	1,700,000	1,393,899
Virtusa Corp. 7.125% 12/15/28 (b)	50,000	41,882
		16,312,052
Telecommunications - 5.4%
Altice Financing SA 5% 1/15/28 (b)	1,400,000	1,086,346
Altice France SA 8.125% 2/1/27 (b)	3,410,000	2,780,948
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (b)	25,000	22,500
Cogent Communications Group, Inc. 7% 6/15/27 (b)	1,800,000	1,737,241
Consolidated Communications, Inc. 5% 10/1/28 (b)	1,060,000	784,272
Hughes Satellite Systems Corp. 5.25% 8/1/26	1,400,000	1,302,000
Level 3 Financing, Inc. 10.5% 5/15/30 (b)	710,000	735,464
Lumen Technologies, Inc. 4% 2/15/27 (b)	4,000,000	2,630,560
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc. 4.75% 4/30/27 (b)	95,000	82,684
Sable International Finance Ltd. 5.75% 9/7/27 (b)	2,402,000	2,220,349
Sabre GLBL, Inc. 9.25% 4/15/25 (b)	25,000	23,439
SBA Communications Corp. 3.875% 2/15/27	4,200,000	3,869,338
Sprint Corp. 7.875% 9/15/23	2,280,000	2,281,892
T-Mobile U.S.A., Inc.:
2.25% 2/15/26	3,810,000	3,521,421
2.625% 4/15/26	320,000	296,820
Telecom Italia SpA 5.303% 5/30/24 (b)	2,150,000	2,107,743
ViaSat, Inc. 5.625% 9/15/25 (b)	1,500,000	1,406,250
Zayo Group Holdings, Inc. 4% 3/1/27 (b)	1,200,000	858,187
		27,747,454
Transportation Ex Air/Rail - 0.4%
Great Lakes Dredge & Dock Corp. 5.25% 6/1/29 (b)	70,000	58,450
Seaspan Corp. 5.5% 8/1/29 (b)	790,000	643,850
XPO, Inc. 6.25% 6/1/28 (b)	1,245,000	1,231,631
		1,933,931
Utilities - 2.0%
Calpine Corp. 5.125% 3/15/28 (b)	2,000,000	1,813,675
Global Partners LP/GLP Finance Corp. 7% 8/1/27	2,157,000	2,108,448
NextEra Energy Partners LP:
4.25% 7/15/24 (b)	1,500,000	1,471,875
4.25% 9/15/24 (b)	41,000	39,360
PG&E Corp. 5% 7/1/28	1,210,000	1,119,416
Solaris Midstream Holdings LLC 7.625% 4/1/26 (b)	120,000	117,645
Vistra Operations Co. LLC:
5% 7/31/27 (b)	825,000	777,216
5.625% 2/15/27 (b)	3,005,000	2,905,622
		10,353,257
TOTAL NONCONVERTIBLE BONDS		411,204,264
TOTAL CORPORATE BONDS (Cost $419,167,777)		415,252,114

Common Stocks - 0.1%
	Shares	Value ($)
Diversified Financial Services - 0.0%
Lime Tree Bay Ltd. (e)(h)	80	3,158
Energy - 0.1%
California Resources Corp. warrants 10/27/24 (h)	2	36
Forbes Energy Services Ltd. (e)(h)	6,468	0
Mesquite Energy, Inc. (e)(h)	1,922	274,011
TOTAL ENERGY		274,047
TOTAL COMMON STOCKS (Cost $364,526)		277,205

Bank Loan Obligations - 13.3%
	Principal Amount (a)	Value ($)
Automotive & Auto Parts - 0.2%
CWGS Group LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 7.8278% 6/3/28 (d)(i)(j)	1,193,893	1,137,016
Broadcasting - 0.4%
Diamond Sports Group LLC 2LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.0255% 8/24/26 (d)(i)(j)	196,992	5,346
Univision Communications, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.443% 1/31/29 (d)(i)(j)	2,341,913	2,309,712
TOTAL BROADCASTING		2,315,058
Building Materials - 0.8%
Acproducts Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 9.7535% 5/17/28 (d)(i)(j)	1,669,908	1,432,781
Oscar AcquisitionCo LLC 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 9.8419% 4/29/29 (d)(i)(j)	496,250	489,044
SRS Distribution, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.9331% 6/4/28 (d)(i)(j)	2,330,668	2,295,708
TOTAL BUILDING MATERIALS		4,217,533
Chemicals - 1.5%
ARC Falcon I, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.9525% 9/30/28 (d)(i)(j)	1,100,000	1,069,288
Aruba Investment Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 9.4187% 11/24/27 (d)(i)(j)	994,937	962,601
Consolidated Energy Finance SA Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 9.0379% 5/7/25 (d)(e)(i)(j)	104,200	101,074
Discovery Purchaser Corp. 1LN, term loan CME Term SOFR 3 Month Index + 4.370% 9.6169% 10/4/29 (d)(i)(j)	995,000	969,021
Hexion Holdings Corp. 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 9.7794% 3/15/29 (d)(i)(j)	1,100,000	1,035,177
Olympus Water U.S. Holding Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 9.2535% 11/9/28 (d)(i)(j)	1,969,702	1,884,138
SCIH Salt Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 9.6307% 3/16/27 (d)(i)(j)	32,176	31,774
W.R. Grace Holding LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 9.3125% 9/22/28 (d)(i)(j)	1,513,290	1,508,750
TOTAL CHEMICALS		7,561,823
Consumer Products - 0.0%
Conair Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 9.2879% 5/17/28 (d)(i)(j)	24,563	23,324
TKC Holdings, Inc. 1LN, term loan 13% 2/14/27 (d)(j)	213,000	62,835
TOTAL CONSUMER PRODUCTS		86,159
Diversified Financial Services - 0.5%
Broadstreet Partners, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 8.217% 1/27/27 (d)(i)(j)	342,045	339,696
Hightower Holding LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 9.6123% 4/21/28 (d)(i)(j)	2,292,401	2,245,131
TOTAL DIVERSIFIED FINANCIAL SERVICES		2,584,827
Energy - 0.0%
DT Midstream, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.4331% 6/12/28 (d)(i)(j)	15,973	15,975
Forbes Energy Services LLC Tranche B, term loan 0% (c)(d)(e)(j)	60,604	0
Mesquite Energy, Inc.:
1LN, term loan 3 month U.S. LIBOR + 8.000% 0% (c)(e)(i)(j)	35,876	0
term loan 3 month U.S. LIBOR + 0.000% 0% (c)(e)(i)(j)	15,000	0
TOTAL ENERGY		15,975
Environmental - 0.1%
LRS Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 9.6831% 6/28/28 (d)(i)(j)	689,500	679,158
Food/Beverage/Tobacco - 0.2%
Del Monte Foods, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6554% 5/16/29 (d)(i)(j)	992,500	959,420
Triton Water Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 8.4919% 3/31/28 (d)(i)(j)	53,900	52,075
TOTAL FOOD/BEVERAGE/TOBACCO		1,011,495
Gaming - 0.1%
Fertitta Entertainment LLC NV Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.3187% 1/27/29 (d)(i)(j)	320,027	316,286
Healthcare - 1.0%
Cano Health, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4187% 11/23/27 (d)(i)(j)	905,404	760,159
Confluent Health LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 9.4331% 11/30/28 (d)(i)(j)	14,829	13,884
Insulet Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6831% 5/4/28 (d)(i)(j)	19,600	19,618
Jazz Financing Lux SARL Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.9331% 5/5/28 (d)(i)(j)	48,577	48,517
MED ParentCo LP 1LN, term loan 1 month U.S. LIBOR + 4.250% 9.6831% 8/31/26 (d)(i)(j)	1,193,798	1,112,680
Medical Solutions Holdings, Inc. 1LN, term loan 3 month U.S. LIBOR + 3.250% 8.6137% 11/1/28 (d)(i)(j)	395,313	378,216
Mozart Borrower LP Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.6831% 10/23/28 (d)(i)(j)	113,563	112,324
Organon & Co. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.000% 8.2569% 6/2/28 (d)(i)(j)	2,204,266	2,194,898
Packaging Coordinators Midco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 9.0035% 11/30/27 (d)(i)(j)	14,736	14,600
Phoenix Newco, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.467% 11/15/28 (d)(i)(j)	59,250	58,966
RadNet Management, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4331% 4/23/28 (d)(i)(j)	343,000	342,571
U.S. Anesthesia Partners, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 9.4775% 10/1/28 (d)(i)(j)	29,475	27,640
TOTAL HEALTHCARE		5,084,073
Homebuilders/Real Estate - 0.3%
Breakwater Energy Tranche B 1LN, term loan 11% 9/1/26 (d)(e)(j)	1,441,437	1,369,366
Hotels - 0.0%
Hilton Grand Vacations Borrower LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 8.4331% 8/2/28 (d)(i)(j)	49,125	49,087
Insurance - 0.8%
Alliant Holdings Intermediate LLC:
Tranche B3 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.9199% 11/12/27 (d)(i)(j)	1,591,799	1,586,753
Tranche B5 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.7216% 11/6/27 (d)(i)(j)	179,629	179,180
AssuredPartners, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.9331% 2/13/27 (d)(i)(j)	1,334,313	1,324,720
USI, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.9919% 11/22/29 (d)(i)(j)	994,987	994,122
TOTAL INSURANCE		4,084,775
Leisure - 0.1%
Hayward Industries, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 7.967% 5/28/28 (d)(i)(j)	392,000	383,835
MajorDrive Holdings IV LLC 1LN, term loan 3 month U.S. LIBOR + 4.000% 9.5% 5/12/28 (d)(i)(j)	24,500	24,016
TOTAL LEISURE		407,851
Paper - 0.6%
Clydesdale Acquisition Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.170% 9.5937% 4/13/29 (d)(i)(j)	3,035,510	3,005,428
Railroad - 0.2%
Genesee & Wyoming, Inc. 1LN, term loan CME Term SOFR 3 Month Index + 2.000% 7.3419% 12/30/26 (d)(i)(j)	900,000	898,875
Services - 3.0%
ABG Intermediate Holdings 2 LLC Tranche B1 LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.7025% 12/21/28 (d)(i)(j)	1,541,962	1,539,264
Allied Universal Holdco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 9.1687% 5/14/28 (d)(i)(j)	3,145,786	3,027,285
Ascend Learning LLC:
2LN, term loan 1 month U.S. LIBOR + 5.750% 11.1687% 12/10/29 (d)(i)(j)	20,000	17,021
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.9187% 12/10/28 (d)(i)(j)	2,415,222	2,267,966
Asurion LLC 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.4187% 8/19/28 (d)(i)(j)	994,987	952,143
Brand Energy & Infrastructure Services, Inc.:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 7/25/30 (i)(j)(k)	265,000	256,607
Tranche B, term loan 3 month U.S. LIBOR + 4.250% 9.6381% 6/21/24 (d)(i)(j)	1,488,127	1,483,484
CHG Healthcare Services, Inc. 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.6831% 9/30/28 (d)(i)(j)	14,738	14,698
CoreLogic, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.9331% 6/2/28 (d)(i)(j)	49,125	45,049
Finastra U.S.A., Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 12.981% 6/13/25 (d)(i)(j)	1,180,000	1,072,655
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 9.231% 6/13/24 (d)(i)(j)	1,524,435	1,475,242
Neptune BidCo U.S., Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.3985% 4/11/29 (d)(i)(j)	1,112,213	982,918
Spin Holdco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 9.2303% 3/4/28 (d)(i)(j)	2,426,215	2,046,439
TOTAL SERVICES		15,180,771
Super Retail - 0.7%
Bass Pro Group LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.943% 3/5/28 (d)(i)(j)	3,114,257	3,102,080
Empire Today LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.000% 10.2546% 4/1/28 (d)(i)(j)	491,228	401,579
TOTAL SUPER RETAIL		3,503,659
Technology - 0.9%
Acuris Finance U.S., Inc. 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.3919% 2/16/28 (d)(i)(j)	10,156	10,074
Aptean, Inc. 2LN, term loan 1 month U.S. LIBOR + 7.000% 12.4187% 4/23/27 (d)(i)(j)	200,000	184,000
Athenahealth Group, Inc.:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8054% 2/15/29 (d)(i)(j)	2,334,243	2,262,185
Tranche DD 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 3.5% 2/15/29 (d)(i)(j)(l)	287,480	278,606
Ceridian HCM Holding, Inc. Tranche B, term loan 1 month U.S. LIBOR + 2.500% 7.9757% 4/30/25 (d)(i)(j)	994,778	993,535
DG Investment Intermediate Holdings, Inc.:
2LN, term loan CME Term SOFR 1 Month Index + 6.750% 12.1831% 3/31/29 (d)(i)(j)	80,000	70,466
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.967% 3/31/28 (d)(i)(j)	14,700	14,517
Electro Rent Corp. 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 10.8303% 11/1/24 (d)(i)(j)	390,601	375,223
Maverick Bidco, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0227% 5/18/28 (d)(i)(j)	294,769	285,434
Park Place Technologies LLC 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.4187% 11/10/27 (d)(i)(j)	342,125	334,242
TOTAL TECHNOLOGY		4,808,282
Telecommunications - 0.7%
Cablevision Lightpath LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.5861% 11/30/27 (d)(i)(j)	1,333,575	1,294,408
Consolidated Communications, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9319% 10/2/27 (d)(i)(j)	700,000	603,092
Intelsat Jackson Holdings SA 1LN, term loan CME TERM SOFR 6 MONTH INDEX + 4.250% 9.4435% 2/1/29 (d)(i)(j)	1,346,865	1,343,309
Northwest Fiber LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1558% 4/30/27 (d)(i)(j)	151,513	143,416
Windstream Services LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 6.250% 11.6687% 9/21/27 (d)(i)(j)	341,945	321,145
TOTAL TELECOMMUNICATIONS		3,705,370
Textiles/Apparel - 0.2%
Tory Burch LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.9331% 4/16/28 (d)(i)(j)	1,288,924	1,255,489
Utilities - 1.0%
Brookfield WEC Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0687% 8/1/25 (d)(i)(j)	1,607,850	1,607,850
Limetree Bay Terminals LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 10.5035% 2/15/24 (d)(i)(j)	458,452	412,607
PG&E Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4331% 6/23/25 (d)(i)(j)	3,001,354	2,990,939
TOTAL UTILITIES		5,011,396
TOTAL BANK LOAN OBLIGATIONS (Cost $68,105,525)		68,289,752

Preferred Securities - 0.8%
	Principal Amount (a)	Value ($)
Banks & Thrifts - 0.3%
Ally Financial, Inc.:
4.7% (d)(m)	870,000	660,113
4.7% (d)(m)	230,000	160,950
Wells Fargo & Co. 7.625% (d)(m)	765,000	786,527
TOTAL BANKS & THRIFTS		1,607,590
Diversified Financial Services - 0.3%
Charles Schwab Corp.:
4% (d)(m)	1,045,000	818,484
5.375% (d)(m)	515,000	502,234
TOTAL DIVERSIFIED FINANCIAL SERVICES		1,320,718
Energy - 0.2%
Energy Transfer LP 3 month U.S. LIBOR + 4.020% 9.3487% (d)(i)(m)	1,135,000	1,027,180
TOTAL PREFERRED SECURITIES (Cost $3,762,945)		3,955,488

Money Market Funds - 4.7%
	Shares	Value ($)
Fidelity Cash Central Fund 5.32% (n) (Cost $24,263,787)	24,258,974	24,263,826

TOTAL INVESTMENT IN SECURITIES - 99.8% (Cost $515,664,560)	512,038,385
NET OTHER ASSETS (LIABILITIES) - 0.2%	932,209
NET ASSETS - 100.0%	512,970,594

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $289,511,441 or 56.4% of net assets.

(c)	Non-income producing - Security is in default.
(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Level 3 security
(f)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(h)	Non-income producing
(i)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(j)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(k)	The coupon rate will be determined upon settlement of the loan after period end.
(l)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $287,480 and $278,606, respectively.

(m)	Security is perpetual in nature with no stated maturity date.
(n)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.32%	35,169,742	38,587,991	49,493,907	417,053	-	-	24,263,826	0.1%
Total	35,169,742	38,587,991	49,493,907	417,053	-	-	24,263,826

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate Bonds, Bank Loan Obligations and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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